ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan and lease losses
Balance at beginning of year	$ 131,992	$ 175,679	$ 57,650
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method		17	61,505
Provision for loan and lease losses	6,731	(19,024)	70,796
Loans charged off	(12,558)	(32,903)	(21,359)
Recoveries	6,812	8,223	7,087
Total net charge-offs	5,746	24,680	14,272
Balance at end of year	132,977	131,992	175,679
Commercial & Industrial
Allowance for loan and lease losses
Balance at beginning of year	44,052	51,454	18,584
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		9,901
Provision for loan and lease losses	3,221	6,606	25,407
Loans charged off	(5,899)	(15,620)	(5,345)
Recoveries	939	1,612	2,907
Total net charge-offs	4,960	14,008	2,438
Balance at end of year	42,313	44,052	51,454
Lease financing
Allowance for loan and lease losses
Balance at beginning of year	1,633	995	971
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	17		118
Provision for loan and lease losses	2,041	621	758
Loans charged off	(152)	0	(852)
Recoveries	49	0	0
Total net charge-offs	103	0	852
Balance at end of year	3,571	1,633	995
Construction real estate
Allowance for loan and lease losses
Balance at beginning of year	11,874	21,736	2,381
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		11,579
Provision for loan and lease losses	1,653	(8,367)	7,759
Loans charged off	0	(1,498)	0
Recoveries	0	3	17
Total net charge-offs	0	1,495	(17)
Balance at end of year	13,527	11,874	21,736
Commercial real estate
Allowance for loan and lease losses
Balance at beginning of year	53,420	76,795	23,579
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		24,118
Provision for loan and lease losses	(12,951)	(14,689)	38,936
Loans charged off	(3,667)	(13,471)	(12,100)
Recoveries	4,304	4,785	2,262
Total net charge-offs	(637)	8,686	9,838
Balance at end of year	41,106	53,420	76,795
Residential
Allowance for loan and lease losses
Balance at beginning of year	6,225	8,560	5,299
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		5,490
Provision for loan and lease losses	6,509	(2,436)	(2,122)
Loans charged off	(224)	(127)	(488)
Recoveries	174	228	381
Total net charge-offs	50	(101)	107
Balance at end of year	12,684	6,225	8,560
Home equity
Allowance for loan and lease losses
Balance at beginning of year	9,643	11,869	4,787
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		8,430
Provision for loan and lease losses	2,066	(2,376)	(939)
Loans charged off	(160)	(1,073)	(1,541)
Recoveries	898	1,223	1,132
Total net charge-offs	(738)	(150)	409
Balance at end of year	12,447	9,643	11,869
Installment
Allowance for loan and lease losses
Balance at beginning of year	1,097	1,215	392
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		801
Provision for loan and lease losses	5,232	65	12
Loans charged off	(1,549)	(334)	(148)
Recoveries	165	151	158
Total net charge-offs	1,384	183	(10)
Balance at end of year	4,945	1,097	1,215
Credit card
Allowance for loan and lease losses
Balance at beginning of year	4,048	3,055	1,657
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		1,068
Provision for loan and lease losses	(1,040)	1,552	985
Loans charged off	(907)	(780)	(885)
Recoveries	283	221	230
Total net charge-offs	624	559	655
Balance at end of year	$ 2,384	$ 4,048	$ 3,055